Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax
Schedule of Reconciliation of Current Income Taxes

A reconciliation of current income taxes at statutory rates with the reported taxes is as follows:

For the years ended December 31,	2023 (Restated – Note 27)	2022	2021

Net income (loss) before income taxes	$1,816,484	$(6,121,754)	$(4,893,126)
Effective tax rate	27%	27%	27%
Expected income tax recovery	$490,451	$(1,652,874)	$(1,321,144)
Change in statutory, foreign tax, foreign exchange rates, and other	(199,665)	238,194	378,150
Permanent differences	1,335,113	649,306	609,738
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	249,576	-	(1,336,200)
Change in unrecognized deductible temporary differences	(15,149)	765,374	1,669,456
Total	$1,860,326	$-	-

Schedule of Deferred Tax Assets and Liabilities

The tax effected items that give rise to significant portions of the deferred tax assets and deferred tax liabilities as at year-end are presented below:

As at December 31,	2023	2022	2021
Deferred tax liabilities
Exploration and evaluation assets	$(9,990,074)	$(1,426,133)	$-
Property and equipment	(60,011)	-	-
Convertible debt	(327,305)	-	-

Deferred tax assets
Assets held for sale	$311,357	$-	$-
Asset retirement obligation	1,249,406
Non-capital losses	6,685,079	1,426,133	-
Net deferred tax assets (liabilities)	$(2,131,548)	$-	$-

Schedule of Deductible Temporary Differences and Unused Tax Losses

	2023 (Restated – Note 27)	Expiry	2022	Expiry	2021	Expiry

Share issue costs	2,782,651	2027	2,119,858	2027	-	N/A
Property and equipment	16,101	N/A	153,117	N/A	530,466	N/A
Asset retirement obligation	-	N/A	5,718,041	N/A	-	N/A
Exploration and evaluation assets	-	N/A	-	N/A	4,724,218	No Expiry

Non-capital losses	23,300,283	See below	28,385,944	See below	17,506,229	See below
Canada	9,283,130	2042 to 2043	3,995,237	2042	-	N/A
USA	4,228,651	indefinite	16,533,694	indefinite	16,638,773	indefinite
USA	9,785,059	2028 to 2037	-	-	-	N/A
Turkey	-	N/A	723,950	2024 to 2027	867,456	2024 to 2026
Bulgaria	3,443	2028	2,401	2027	-	N/A